INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories text block [Text Block]
	2020	2019
	US$’000	US$’000

Bunkers and other consumables at cost	8,700	12,491
	-	-
Ships reclassified from ships, property, plant and equipment as inventories (Note 14) (a)	42,353	15,932
Sale of ships recognised as inventories (a)	(42,353)	(15,932)

Included in assets of a disposal group held for sale (Note 40) (i)	-	(255)
	8,700	12,236

(i)

For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.

Disclosure of Detailed Information of Reclassification of Ships as Inventoriestext block [Text Block]
(a)

Ships reclassified from Ships, property, plant and equipment as inventories is reconciled as follows:

	2020	2019
	US$’000	US$’000

Cost	109,501	40,871
Accumulated depreciation	(45,026)	(11,659)
Impairment	(22,122)	(13,280)
Carrying amount	42,353	15,932